Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated December 16, 2015, to the Prospectus

and Summary Prospectus dated March 1, 2015, as supplemented

The Board of Trustees recently approved Good Hill Partners LP ("Good Hill") as an additional sub-adviser for the Fund.

The list of the Fund's Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund's Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

Passport Capital, LLC

P. Schoenfeld Asset Management, L.P.

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated December 16, 2015, to the Prospectus

and Summary Prospectus dated March 1, 2015, as supplemented

The Board of Trustees recently approved Good Hill Partners LP ("Good Hill") as an additional sub-adviser for the Fund.

The list of the Fund's Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund's Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

Passport Capital, LLC

P. Schoenfeld Asset Management, L.P.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust III)

Supplement dated December 16, 2015, to the Prospectus

and Summary Prospectus dated March 1, 2015, as supplemented

The Board of Trustees recently approved Good Hill Partners LP ("Good Hill") as an additional sub-adviser for the Fund.

The list of the Fund's Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund's Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

Passport Capital, LLC

P. Schoenfeld Asset Management, L.P.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

R5, R6 Shares | JPMorgan Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt3_SupplementTextBlock

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust III)

Supplement dated December 16, 2015, to the Prospectus

and Summary Prospectus dated March 1, 2015, as supplemented

The Board of Trustees recently approved Good Hill Partners LP ("Good Hill") as an additional sub-adviser for the Fund.

The list of the Fund's Sub-Advisers on page 4 is hereby deleted in its entirety and replaced with the following:

The Sub-Advisers approved by the Fund's Board of Trustees that the Adviser currently utilizes or may in the future determine to utilize are listed below:

Chilton Investment Company, LLC

Good Hill Partners LP

Graham Capital Management, L.P.

Ionic Capital Management LLC

J.P. Morgan Investment Management, Inc.

Owl Creek Asset Management, L.P.

Passport Capital, LLC

P. Schoenfeld Asset Management, L.P.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE